Property and Equipment - Schedule of Components of Property and Equipment and Total Accumulated Depreciation (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,174,937	$ 8,086,137
Less accumulated depreciation	(3,734,722)	(3,542,399)
Property and equipment, net	4,440,215	4,543,738
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,625,879	1,625,879
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,845,457	3,845,457
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,703,601	$ 2,614,801